Equity (Tables)	6 Months Ended
Dec. 31, 2022
Equity
Summary of employee share and options plan

	Performance Rights	Options and warrants	Total	Total
	Number	Number	Number	$
Balance at 1 July 2021	203,937,500	1,000,932,828	1,204,870,328	10,314,324
Issue of performance rights	83,937,500	-	83,937,500	-
Share based payments expense	-	-	-	227,208
Forfeited/lapsed performance rights	(15,000,000)	-	(15,000,000)	-
Performance rights exercised	(7,875,000)	-	(7,875,000)	-
Forfeited/lapsed options	-	(22,000,000)	(22,000,000)	-
At 31 December 2021	265,000,000	978,932,828	1,243,932,828	10,541,532

	Performance Rights	Options and warrants	Total	Total
	Number	Number	Number	$
Balance at 1 July 2022	265,000,000	756,666,778	1,021,666,778	10,751,832
Share based payments expense	-	-	-	333,829
Forfeited performance rights	(40,000,000)	-	(40,000,000)	(291,428)
Lapsed options	-	(479,500,000)	(479,500,000)	-
At 31 December 2022	225,000,000	277,166,778	502,166,778	10,794,233

Summary of other reserve

	Share based payments	Foreign currency translation	Total
	$	$	$
Balance at 1 July 2021	10,314,324	718,955	11,033,279
Currency translation differences	-	7,078	7,078
Other comprehensive income for the period	-	7,078	7,078
Share based payments expense	227,208	-	227,208
At 31 December 2021	10,541,532	726,033	11,267,565

	Share based payments	Foreign currency translation	Total
	$	$	$
Balance at 1 July 2022	10,751,832	746,819	11,498,651
Currency translation differences	-	15,497	15,497
Other comprehensive income for the period	-	15,497	15,497
Share based payments expense	333,829	-	333,829
Forfeited performance rights	(291,428)	-	(291,428)
At 31 December 2022	10,794,233	762,316	11,556,549